Accumulated Other Comprehensive Income/ (Loss) - Schedule of Accumulated Other Comprehensive Income/(Loss) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
(Loss)/ Gain on employee benefit [Member]
(Loss)/ Gain on employee benefit
Balance, beginning of period	$ 46,101	$ 115,818
Recognized during the period, net of taxes amounts to $NIL	(54,353)	(48,593)
Reclassification to net income: Amortization losses/(gains)	(5,008)	(21,124)
Balance, end of period	(13,260)	46,101	$ 46,101
Foreign currency translation adjustment [Member]
(Loss)/ Gain on employee benefit
Balance, beginning of period	1,749,891	15,594,868
Translation adjustments gain recognized during the period, net of taxes amounts to $NIL	417,695	(13,844,977)	37,710	$ 1,031,760
Balance, end of period	2,167,586	1,749,891	1,749,891
Accumulated other comprehensive income	$ 2,154,326	$ 1,795,992	$ 1,795,992	$ 1,827,999